Victory Pioneer High Yield Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.6%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
	Cruise Lines — 0.3%
1,407,187	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.672% (Term SOFR + 300 bps), 5/1/31	$ 1,412,464
	Total Cruise Lines	$1,412,464

	Electric-Generation — 0.2%
1,115,875	Alpha Generation LLC, Initial Term B Loan, 5.422% (Term SOFR + 175 bps), 9/30/31	$ 1,116,087
	Total Electric-Generation	$1,116,087

	Gambling (Non-Hotel) — 0.9%
4,435,000	River Rock Entertainment Authority, California, Term Loan, 12.672% (Term SOFR + 900 bps), 6/25/31	$ 4,324,125
	Total Gambling (Non-Hotel)	$4,324,125

	Medical-Drugs — 0.6%
2,572,075	1261229 B.C. Ltd., Initial Term Loan, 9.922% (Term SOFR + 625 bps), 10/8/30	$ 2,513,131
646,813	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.422% (Term SOFR + 375 bps), 4/23/31	647,968
	Total Medical-Drugs	$3,161,099

	Total Senior Secured Floating Rate Loan Interests (Cost $9,980,441)	$10,013,775

Shares
	Common Stocks — 0.7% of Net Assets
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 7,252
	Total Chemicals	$7,252

	Commercial Services & Supplies — 0.0%†
190,086,798(b)+	Atento Luxco 1 S.A.	$ 19
	Total Commercial Services & Supplies	$19

1Victory Pioneer High Yield Fund | 1/31/26

Shares		Value
	Financial Services — 0.0%†
138,656(b)+	Unifin Financiera S.A.B de CV	$ 9,521
	Total Financial Services	$9,521

	Health Care Providers & Services — 0.0%†
1,068(b)	Option Care Health, Inc.	$ 36,312
	Total Health Care Providers & Services	$36,312

	Household Durables — 0.0%†
1,443,476(b)+	Desarrolladora Homex S.A.B de CV	$ 83
	Total Household Durables	$83

	Oil, Gas & Consumable Fuels — 0.0%†
48(b)	Amplify Energy Corp.	$ 241
	Total Oil, Gas & Consumable Fuels	$241

	Paper & Forest Products — 0.0%
459,481(b)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.5%
1,266,410(b)	Grupo Aeromexico S.A.B de CV	$ 2,536,298
	Total Passenger Airlines	$2,536,298

	Telecommunications — 0.2%
45,018	Altice France	$ 860,464
2,845	Altice Luxembourg S.A.	47,212
	Telecommunications	$907,676

	Total Common Stocks (Cost $2,118,306)	$3,497,402

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
140,673(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 4.63% (1 Month Term SOFR + 95 bps), 10/19/45	$ 153,362
132,668	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	51,857
	Total Collateralized Mortgage Obligations (Cost $131,324)	$205,219

Victory Pioneer High Yield Fund | 1/31/262

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 6/30/26	$ 135,857
	Total Banks	$135,857

	Total Convertible Corporate Bonds (Cost $813,256)	$135,857

	Corporate Bonds — 92.5% of Net Assets
	Advertising — 3.0%
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 3,952,145
685,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33 (144A)	727,838
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,941,799
1,125,000	Neptune Bidco US, Inc., 9.50%, 2/15/33 (144A)	1,145,549
3,485,000	Neptune Bidco US, Inc., 10.375%, 5/15/31 (144A)	3,684,668
2,691,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	2,609,365
	Total Advertising	$15,061,364

	Aerospace & Defense — 2.2%
2,055,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 2,144,804
4,030,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	4,108,263
4,916,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	5,048,845
	Total Aerospace & Defense	$11,301,912

	Airlines — 2.0%
3,600,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	$ 3,688,200
2,525,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,607,063
2,885,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	3,084,740
680,000(c)	United Airlines Holdings, Inc., 5.375%, 3/1/31	686,753
	Total Airlines	$10,066,756

	Auto Manufacturers — 0.5%
2,255,000	Ford Motor Co., 6.10%, 8/19/32	$ 2,346,966
	Total Auto Manufacturers	$2,346,966

3Victory Pioneer High Yield Fund | 1/31/26

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.6%
3,154,000	ZF North America Capital, Inc., 7.50%, 3/24/31 (144A)	$ 3,232,815
	Total Auto Parts & Equipment	$3,232,815

	Banks — 2.1%
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	$ 120,035
500,000(d)(e)	BNP Paribas S.A., 6.875% (5 Year CMT Index + 285 bps) (144A)	504,526
3,533,000(d)(e)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	3,726,382
700,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	70
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	249,764
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,707,301
2,601,000(d)(e)	Nordea Bank Abp, 6.75% (5 Year CMT Index + 272 bps) (144A)	2,672,327
1,025,000(d)(e)(f)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
750,000(d)(e)(f)+	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	—
	Total Banks	$10,980,405

	Biotechnology — 0.1%
695,000(c)	BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34	$ 696,925
	Total Biotechnology	$696,925

	Building Materials — 0.5%
3,145,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	$ 2,444,777
	Total Building Materials	$2,444,777

	Chemicals — 4.2%
3,392,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 3,588,420
2,558,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	2,576,313
4,308,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	4,442,478
3,244,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	3,163,240
Victory Pioneer High Yield Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
5,465,000	Olympus Water US Holding Corp., 7.25%, 2/15/33 (144A)	$ 5,443,733
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,306,551
	Total Chemicals	$21,520,735

	Coal — 1.0%
4,699,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 4,947,944
	Total Coal	$4,947,944

	Commercial Services — 4.6%
3,003,000	ADT Security Corp., 5.875%, 10/15/33 (144A)	$ 3,044,290
3,406,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	3,584,553
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	584,988
643,252(g)+	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 11/30/29 (144A)	160,813
1,950,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	2,006,022
5,289,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	5,130,674
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,212,276
410,000	Garda World Security Corp., 6.50%, 1/15/31 (144A)	420,276
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,919,974
2,180,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	2,238,132
385,000	Herc Holdings, Inc., 5.75%, 3/15/31 (144A)	387,733
390,000	Herc Holdings, Inc., 6.00%, 3/15/34 (144A)	391,977
530,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	556,268
800,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	846,649
850,000	ION Platform Finance US, Inc., 7.875%, 9/30/32 (144A)	745,462
	Total Commercial Services	$23,230,087

5Victory Pioneer High Yield Fund | 1/31/26

Principal Amount USD ($)		Value
	Computers — 1.1%
3,085,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 3,045,514
2,587,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	2,553,565
	Total Computers	$5,599,079

	Distribution/Wholesale — 1.1%
5,741,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 5,619,075
	Total Distribution/Wholesale	$5,619,075

	Diversified Financial Services — 6.6%
6,033,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 6,221,633
215,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	224,907
1,040,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,099,559
1,390,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,455,156
6,900,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	7,142,404
4,830,000	LFS Topco LLC, 8.75%, 7/15/30 (144A)	4,853,652
695,000	OneMain Finance Corp., 6.125%, 5/15/30	708,480
3,015,000	OneMain Finance Corp., 6.50%, 3/15/33	3,030,449
1,220,000	OneMain Finance Corp., 6.75%, 9/15/33	1,233,522
4,315,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	4,526,003
2,050,000	Stonebriar ABF Issuer LLC, 8.125%, 12/15/30 (144A)	2,129,622
1,066,000+	Unifin Financiera SAB de CV, 0.000%, 1/27/28	—
900,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	894,314
	Total Diversified Financial Services	$33,519,701

	Electric — 4.8%
3,876,000(e)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 3,789,107
4,005,000	Alpha Generation LLC, 6.25%, 1/15/34 (144A)	4,030,988
3,207,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	3,097,641
3,630,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	3,856,284
2,920,000	NRG Energy, Inc., 5.75%, 1/15/34 (144A)	2,939,365
3,505,000	NRG Energy, Inc., 6.00%, 1/15/36 (144A)	3,541,582
Victory Pioneer High Yield Fund | 1/31/266

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,670,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	$ 1,692,478
1,670,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	1,712,157
	Total Electric	$24,659,602

	Electrical Components & Equipments — 0.6%
3,155,000	Energizer Holdings, Inc., 6.00%, 9/15/33 (144A)	$ 3,032,235
	Total Electrical Components & Equipments	$3,032,235

	Electronics — 0.5%
2,647,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	$ 2,571,236
	Total Electronics	$2,571,236

	Entertainment — 2.5%
2,577,000	Brightstar Lottery Plc/ Brightstar Global Solutions Corp., 5.75%, 1/15/33 (144A)	$ 2,561,848
2,573,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	2,682,739
1,427,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	1,498,860
5,795,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	6,156,144
	Total Entertainment	$12,899,591

	Environmental Control — 0.8%
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,972,959
	Total Environmental Control	$3,972,959

	Food — 1.8%
780,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 781,380
4,900,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	4,819,021
530,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	545,097
3,010,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	3,044,895
	Total Food	$9,190,393

7Victory Pioneer High Yield Fund | 1/31/26

Principal Amount USD ($)		Value
	Healthcare-Products — 1.4%
3,816,000(e)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 3,766,792
3,300,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,472,309
	Total Healthcare-Products	$7,239,101

	Healthcare-Services — 3.8%
4,805,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 4,931,794
2,704,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	2,625,589
5,350,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	5,570,687
6,272,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,299,465
	Total Healthcare-Services	$19,427,535

	Home Builders — 0.1%
425,000	Installed Building Products, Inc., 5.625%, 2/1/34 (144A)	$ 427,443
	Total Home Builders	$427,443

	Household Products/Wares — 0.8%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 3,846,969
	Total Household Products/Wares	$3,846,969

	Insurance — 0.3%
1,620,000	Asurion LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34 (144A)	$ 1,637,755
	Total Insurance	$1,637,755

	Internet — 0.7%
2,992,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 2,872,589
855,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.50%, 5/30/29 (144A)	824,512
	Total Internet	$3,697,101

	Iron & Steel — 2.0%
2,347,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 2,408,576
1,250,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	1,304,426
430,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	453,768
1,000,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	1,047,327
Victory Pioneer High Yield Fund | 1/31/268

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
1,795,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	$ 1,824,971
3,031,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	3,096,801
	Total Iron & Steel	$10,135,869

	Leisure Time — 0.4%
2,200,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	$ 1,966,791
	Total Leisure Time	$1,966,791

	Lodging — 2.2%
3,515,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 3,632,729
435,000	Melco Resorts Finance, Ltd., 6.50%, 9/24/33 (144A)	433,971
4,380,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	4,592,780
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,565,741
	Total Lodging	$11,225,221

	Media — 5.6%
8,849,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 7,742,591
4,416,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	2,678,826
895,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	667,981
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	280,729
1,225,000	Gray Media, Inc., 7.25%, 8/15/33 (144A)	1,254,122
2,343,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	2,516,652
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,547,000
3,972,000	Sirius XM Radio LLC, 3.125%, 9/1/26 (144A)	3,948,108
2,995,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	2,704,359
2,320,000	VZ Secured Financing BV, 7.50%, 1/15/33 (144A)	2,327,106
	Total Media	$28,667,474

	Mining — 4.1%
565,000	First Quantum Minerals, Ltd., 7.25%, 2/15/34 (144A)	$ 593,588
240,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	257,535
9Victory Pioneer High Yield Fund | 1/31/26

Principal Amount USD ($)		Value
	Mining — (continued)
5,151,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 5,410,873
5,082,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	5,102,531
3,145,000	Novelis Corp., 6.375%, 8/15/33 (144A)	3,203,607
5,966,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	6,332,563
	Total Mining	$20,900,697

	Miscellaneous Manufacturing — 2.2%
5,151,000	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 5,366,621
5,645,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	5,826,831
	Total Miscellaneous Manufacturing	$11,193,452

	Oil & Gas — 4.5%
2,381,707	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	$ 2,444,041
1,503,350	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	1,532,354
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	1,136,425
2,156,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	2,067,805
2,614,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	2,529,395
3,108,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	3,105,978
1,282,500	Transocean International, Ltd., 8.75%, 2/15/30 (144A)	1,336,922
495,000	Transocean International Ltd., 7.875%, 10/15/32 (144A)	522,144
1,110,000	Transocean International, Ltd., 8.25%, 5/15/29 (144A)	1,130,946
1,110,000	Transocean International, Ltd., 8.50%, 5/15/31 (144A)	1,129,861
453,333	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	462,449
5,709,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	5,787,704
	Total Oil & Gas	$23,186,024

	Oil & Gas Services — 2.1%
520,000	Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34 (144A)	$ 519,608
1,180,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	1,219,514
Victory Pioneer High Yield Fund | 1/31/2610

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — (continued)
3,690,000	Kodiak Gas Services LLC, 6.50%, 10/1/33 (144A)	$ 3,779,604
1,254,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33 (144A)	1,270,298
3,953,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	4,093,011
	Total Oil & Gas Services	$10,882,035

	Packaging & Containers — 3.2%
1,955,000	Cascades Inc/Cascades USA, Inc., 6.75%, 7/15/30 (144A)	$ 2,023,953
5,009,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	4,735,806
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,711,109
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,485,905
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,821,912
945,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	981,047
1,430,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	1,489,027
	Total Packaging & Containers	$16,248,759

	Pharmaceuticals — 3.8%
6,839,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 7,018,572
6,456,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	6,269,447
1,650,000(e)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	1,726,966
5,015,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	4,554,387
2,645,000+	Tricida, Inc., 0.000%, 5/15/27	—
	Total Pharmaceuticals	$19,569,372

	Pipelines — 5.0%
4,315,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 4,638,573
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,223,026
3,599,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	3,763,924
2,927,000(d)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,023,249
11Victory Pioneer High Yield Fund | 1/31/26

Principal Amount USD ($)		Value
	Pipelines — (continued)
905,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	$ 956,673
4,771,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	4,984,555
1,515,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30 (144A)	1,559,392
1,280,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	1,328,382
2,501,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	2,621,698
1,140,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	1,249,859
	Total Pipelines	$25,349,331

	Real Estate — 0.7%
3,643,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,501,287
	Total Real Estate	$3,501,287

	REITS — 1.3%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 124,592
2,545,000	Millrose Properties, Inc., 6.25%, 9/15/32 (144A)	2,573,705
965,000	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	970,063
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,915,373
	Total REITS	$6,583,733

	Retail — 2.8%
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 2,792,369
1,375,000	Gap, Inc., 3.875%, 10/1/31 (144A)	1,274,710
3,126,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	3,159,597
2,620,000	Macy's Retail Holdings LLC, 7.375%, 8/1/33 (144A)	2,766,647
390,000(c)	Petco Health & Wellness Co., Inc., 8.25%, 2/1/31 (144A)	391,021
3,600,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32 (144A)	3,691,659
	Total Retail	$14,076,003

Victory Pioneer High Yield Fund | 1/31/2612

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.5%
2,460,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 2,391,755
	Total Software	$2,391,755

	Telecommunications — 2.7%
680,400	Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33 (144A)	$ 657,494
2,549,546	Altice France S.A., 6.50%, 4/15/32 (144A)	2,490,167
3,098,782	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	3,193,267
1,430,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	1,443,827
855,000(c)	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	861,413
4,880,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	5,111,922
	Total Telecommunications	$13,758,090

	Transportation — 1.7%
2,780,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,751,954
3,899,000	Danaos Corp., 6.875%, 10/15/32 (144A)	4,027,051
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,011,648
	Total Transportation	$8,790,653

	Total Corporate Bonds (Cost $467,724,017)	$471,597,007

Shares
	Preferred Stock — 0.2% of Net Assets
	Commercial Services & Supplies — 0.2%
1,617,862(b)	Atento Luxco 1 S.A.	$ 1,213,396
	Total Commercial Services & Supplies	$1,213,396

	Total Preferred Stock (Cost $1,617,862)	$1,213,396

13Victory Pioneer High Yield Fund | 1/31/26

Face Amount USD ($)		Value
Insurance-Linked Securities—0.0% of Net Assets#
Reinsurance Sidecars — 0.0%
Multiperil – Worldwide — 0.0%
550,000(b)(h)+	Viribus Re 2018, 12/31/26	$ —
233,537(b)(h)+	Viribus Re 2019, 12/31/26	—
$—

	Total Reinsurance Sidecars	$—

	Total Insurance-Linked Securities (Cost $9,123)	$0

Shares
	SHORT TERM INVESTMENTS — 4.2% of Net Assets
	Open-End Fund — 4.2%
21,079,129(i)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 21,079,129
		$21,079,129

	TOTAL SHORT TERM INVESTMENTS (Cost $21,079,129)	$21,079,129

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $503,473,458)	$507,741,785
	OTHER ASSETS AND LIABILITIES — 0.4%	$2,280,152
	net assets — 100.0%	$510,021,937

bps	Basis Points.
CMT	Constant Maturity Treasury.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $434,280,189, or 85.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2026.
(b)	Non-income producing security.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Security is perpetual in nature and has no stated maturity date.
Victory Pioneer High Yield Fund | 1/31/2614

Schedule of Investments  |  1/31/26
(unaudited) (continued)
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2026.
(f)	Security is in default.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2026.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$9,123	$—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$—
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	285,000	USD	335,689	Goldman Sachs & Co.	3/27/26	$3,083
EUR	3,725,000	USD	4,475,962	Morgan Stanley & Co., LLC	4/29/26	(42,043)
USD	8,024,921	EUR	6,795,000	Morgan Stanley & Co., LLC	3/27/26	(52,122)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(91,082)
15Victory Pioneer High Yield Fund | 1/31/26

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
64,231,200	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(4,558,880)	$(1,191,228)	$(5,750,108)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(4,558,880)	$(1,191,228)	$(5,750,108)
TOTAL SWAP CONTRACTS					$(4,558,880)	$(1,191,228)	$(5,750,108)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$10,013,775	$—	$10,013,775
Common Stocks
Commercial Services & Supplies	—	—	19	19
Financial Services	—	—	9,521	9,521
Household Durables	—	—	83	83
Paper & Forest Products	—	—	—*	—*
Telecommunications	—	907,676	—	907,676
Victory Pioneer High Yield Fund | 1/31/2616

Schedule of Investments  |  1/31/26
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$2,580,103	$—	$—	$2,580,103
Collateralized Mortgage Obligations	—	205,219	—	205,219
Convertible Corporate Bonds	—	135,857	—	135,857
Corporate Bonds
Commercial Services	—	23,069,274	160,813	23,230,087
All Other Corporate Bonds	—	448,366,920	—	448,366,920
Preferred Stock	—	1,213,396	—	1,213,396
Insurance-Linked Securities
Reinsurance Sidecars
Open-End Fund	21,079,129	—	—	21,079,129
Total Investments in Securities	$23,659,232	$483,912,117	$170,436	$507,741,785
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(91,082)	$—	$(91,082)
Centrally cleared swap contracts^	—	(1,191,228)	—	(1,191,228)
Total Other Financial Instruments	$—	$(1,282,310)	$—	$(1,282,310)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
17Victory Pioneer High Yield Fund | 1/31/26